Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (69,005,000)	$ (98,501,000)	$ (111,518,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	23,133,000	34,620,000	44,653,000
Share-based compensation expenses	92,000	3,171,000
Impairment of property, plant and equipment	114,078	283,210	842,000
Impairment of inventory	4,018,000	4,510,000	4,450,000
Bad debt expense	(38,000)	259,000	235,000
Warrant expense			22,900,000
Government grant	(2,990,000)	(3,748,000)	(19,467,000)
Gain on disposal of property, plant and equipment	(138,318)	(287,338)	(13,166)
Loss (gain) on equity investment	355,000	519,000	(6,000)
Interest expenses	16,574,000	14,819,000	14,724,000
Changes in operating assets and liabilities:
Inventory	(378,000)	3,973,000	490,000
Amounts due from related party	10,083,000	11,271,000	10,594,000
Current assets held for sale	(466,000)
Other assets	1,152,000	(1,900,000)	52,007,000
Current liabilities held for sale	552,000
Accrued post-employment and termination benefits	(6,403,000)	(9,249,000)	(8,106,000)
Other liabilities	(79,000)	(10,214,000)	6,268,000
Net cash (used in) provided by operating activities	(25,464,000)	(40,017,000)	22,383,000
Cash flows from investing activities:
Purchase of fixed assets	(1,088,000)	(5,340,000)	(11,838,000)
Proceeds from disposition of fixed assets	30,000	1,514,000	74,000
Purchase of intangible assets			(101,000)
Proceeds from disposal of land use rights		1,184,000
Issuance of promissory notes receivable		(1,180,000)	(1,380,000)
Proceeds from promissory notes receivable		2,060,000
Cash used in investing activities	(1,058,000)	(1,762,000)	(13,245,000)
Cash flows from financing activities:
Proceeds from short-term borrowings	8,541,000	920,000
Proceeds from short-term borrowings-related parties	3,578,000	4,840,000
Proceeds from exercise of warrants		1,100,000
Proceeds from private placement	1,120,000
Proceeds from private placement-related parties	1,700,000
Repayments of short-term borrowings		(2,329,000)
Repayments of short-term borrowings-related parties	(1,301,000)	(2,604,000)
Proceeds from promissory notes payable			1,380,000
Cash acquired in the reverse recapitalization		4,490,000
Payments for reverse recapitalization and ordinary shares issuance costs		(1,192,000)
Net cash provided by financing activities	13,638,000	5,225,000	1,380,000
Net change in cash, cash equivalents, and restricted cash	(12,884,000)	(36,554,000)	10,518,000
Effects of currency translation on cash, cash equivalents, and restricted cash	4,546,000	(1,360,000)	(3,635,000)
Cash, cash equivalents, and restricted cash, beginning of period	12,109,000	50,023,000	43,140,000
Cash, cash equivalents, and restricted cash, end of period	3,771,000	12,109,000	50,023,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	113,000	236,000
Non-cash investing and financing activities:
Warrant issued for services			22,900,000
Initial measurement of right of use asset			354,000
Initial measurement of right of use liabilities			1,829,000
Unpaid deferred offering cost related to reverse recapitalization		379,000
Deferred offering cost settled with ordinary shares		1,000,000
Deferred offering costs reclassified to additional paid-in capital		4,500,000
Repurchase of treasury stock		500,000
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	2,084,000	(2,008,000)	(228,000)
Other current assets	2,652,000	8,927,000	6,927,000
Accounts and notes payable	500,000	(7,440,000)	(7,720,000)
Accruals and other current liabilities	(20,166,000)	1,427,000	472,000
Contract liabilities	279,000	170,000	(2,159,000)
Related Party [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest expenses	16,087,000	14,781,000	14,724,000
Changes in operating assets and liabilities:
Accounts and notes receivable	2,000	662,000	(506,000)
Other current assets	2,022,000	(127,000)	(1,180,000)
Accounts and notes payable	(1,782,000)	(5,697,000)	(4,014,000)
Accruals and other current liabilities	13,891,000	12,972,000	13,622,000
Contract liabilities	$ (1,522,000)	$ 1,571,000	$ (884,000)